Accounts Receivable, Net (Movement of Allowance for Doubtful Accounts) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
ACCOUNTS RECEIVABLE, NET [Abstract]
Balance at beginning of the period	(2,186)	(1,966)	(3,320)
Additions: reversal / (charges) to bad debt expenses, net of recoveries	(974)	(875)	203
Less: write-offs of accounts receivable	311	655	1,151
Balance at end of the period	(2,849)	(2,186)	(1,966)